Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill is tested annually for impairment as of October 31 or more frequently if events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is below its carrying value. The Company completed its annual goodwill impairment assessment of the United States and Latin America reporting units, which included comparing the carrying amount of net assets, including goodwill, of each reporting unit to its respective fair value as of October 31, 2013, the annual assessment date. The European reporting unit does not have goodwill associated with it.

Fair value was determined using an equal weighting of both the income and market approaches. This fair value determination was categorized as Level 3 in the fair value hierarchy (see Note 18, "Financial Instruments and Fair Value Measurements," for the definition of Level 3 inputs). Under the income approach, the Company determined fair value based on estimated future cash flows discounted by an estimated weighted-average cost of capital, which reflects the overall level of inherent risk and the rate of return an outside investor would expect to earn. Under the market approach, the Company derived the fair value of the reporting units based on market multiples of comparable publicly-traded companies. Management concluded that no impairment existed as of October 31, 2013, because the estimated fair value of each of the Company's United States and Latin America reporting units exceeded the respective carrying amounts. The fair value of the reporting units exceed their respective carrying values by greater than ten percent. No additional indications of impairment have been identified between October 31, 2013, and December 31, 2013.

Goodwill at December 31, 2013 and 2012 did not include any accumulated impairment losses. No goodwill impairment was recorded related to continuing operations during the years ended December 31, 2013, 2012 or 2011. However, a $13.9 million goodwill impairment was recorded related to the Canadian discontinued operations in the year ended December 31, 2011 (see Note 4, "Discontinued Operations," for further information).

Activity impacting the Company's goodwill for the years ended December 31, 2013 and 2012 was as follows:

	United States Print and Related Services	International	Total
Balance at January 1, 2012	$757.4	$29.7	$787.1
World Color Press acquisition(1)	(19.2)	—	(19.2)
Translation adjustment	—	0.7	0.7
Balance at December 31, 2012	$738.2	$30.4	$768.6
Acquisitions (see Note 3)	8.0	—	8.0
Sale of business (see Note 11)	—	(0.5)	(0.5)
Translation adjustment	—	(3.0)	(3.0)
Balance at December 31, 2013	$746.2	$26.9	$773.1

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(1)
The Company recorded an adjustment to correct deferred tax liabilities related to property, plant and equipment associated with the acquisition of World Color Press resulting in a $19.2 million reduction in goodwill.

The components of other intangible assets at December 31, 2013 and 2012 were as follows:

	December 31, 2013				December 31, 2012
	Weighted Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Trademarks, patents, licenses and agreements	5	$6.5	$(5.2)	$1.3	5	$10.5	$(9.4)	$1.1
Customer relationships	6	444.9	(226.4)	218.5	6	383.6	(158.7)	224.9
Capitalized software	5	4.3	(3.6)	0.7	5	4.1	(2.6)	1.5
Acquired technology	5	7.3	(6.0)	1.3	5	8.0	(5.6)	2.4

Total finite-lived intangible assets		$463.0	$(241.2)	$221.8		$406.2	$(176.3)	$229.9

During the year ended December 31, 2013, the gross carrying amount of intangible assets increased primarily due to $63.0 million of customer relationship intangible assets related to acquisitions as discussed in Note 3, "Acquisitions and Strategic Investments." The gross carrying amount and accumulated amortization within other intangible assets—net in the consolidated balance sheets at December 31, 2013 and 2012, differs from the value originally recorded at purchase due to the effects of currency fluctuations between the purchase date and December 31, 2013 and 2012.

Amortization expense for other intangible assets was $70.3 million, $66.3 million and $65.8 million for the years ended December 31, 2013, 2012 and 2011, respectively. The following table outlines the estimated future amortization expense related to intangible assets as of December 31, 2013:

Amortization Expense
2014	$75.7
2015	75.0
2016	43.4
2017	11.0
2018	10.4
2019	6.3
Total	$221.8